Loans Measured at Amortized Cost - Summary of Loans (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ 436,530,502	$ 346,403,293	₩ 417,900,273
Loans measured at amortized cost
Details Of Loans [Line Items]
Loans At Amortized Cost	440,137,603		420,910,259
Deferred loan origination fees and costs
Details Of Loans [Line Items]
Loans At Amortized Cost	551,524		674,069
Allowances for credit losses
Details Of Loans [Line Items]
Loans At Amortized Cost	₩ (4,158,625)		₩ (3,684,055)